Provisions	12 Months Ended
Dec. 31, 2021
Provisions.
Provisions

21 Provisions

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2019	226	97	119	198	251	891
Charge for year	158	31	18	618	236	1,061
Cash paid	(115)	(39)	(13)	(147)	(24)	(338)
Reversals	(30)	(1)	–	(28)	(17)	(76)
Exchange and other movements	2	8	6	1	9	26
At 31 December 2019	241	96	130	642	455	1,564
Transfers in	–	–	–	–	258	258
Charge for year	116	34	15	16	95	276
Cash paid	(62)	(30)	(48)	(295)	(56)	(491)
Reversals	(89)	–	(2)	(14)	(27)	(132)
Exchange and other movements	8	–	33	(1)	45	85
At 31 December 2020	214	100	128	348	770	1,560
Additions through business combinations (Note 27)	–	–	41	73	27	141
Charge for year	238	23	46	109	456	872
Cash paid	(172)	(32)	(49)	(285)	(84)	(622)
Reversals	(62)	–	–	(5)	(175)	(242)
Exchange and other movements	(6)	(1)	29	(1)	(6)	15
At 31 December 2021	212	90	195	239	988	1,724

	2021	2020	2019
	$m	$m	$m
Due within one year	768	976	723
Due after more than one year	956	584	841
Total	1,724	1,560	1,564

Severance provisions arise predominantly in connection with global restructuring initiatives which involve rationalisation of the global supply chain, the sales and marketing organisation, IT and business support infrastructure, and R&D.

During 2021, in conjunction with the acquisition of Alexion, the enlarged Group has initiated a comprehensive Post Alexion Acquisition Group Review, aimed at integrating systems, structure and processes, optimising the global footprint and prioritising resource allocations and investments. The Group has also continued to progress other legacy restructuring programmes, including the Global Post-Pandemic New Ways of Working programme that was initiated in 2020 in response to the changing business environment, accelerated by the COVID-19 pandemic.

Employee costs in connection with the initiatives are recognised in severance provisions when a detailed formal plan has been communicated to those employees affected. Final severance costs are often subject to the completion of the requisite consultations on the areas impacted, with the majority of the cost expected to be paid within one year. AstraZeneca endeavours to support employees affected by restructuring initiatives to seek alternative roles within the organisation. Where the employee is successful, any severance provisions will be released.

Details of the Environmental and Legal provisions totalling $90m (2020: $100m; 2019: $96m) and $239m (2020: $348m; 2019: $642m), respectively, and ongoing matters are provided in Note 30. The legal issues are often subject to substantial uncertainties with regard to the timing and final amounts of any payments. As such, once established these provisions remain in Provisions until settlement is reached and uncertainty resolved, with no transfer to Trade and other payables prior to payment. A significant proportion of the total legal provision relates to matters settled, but not paid, in previous periods. These uncertainties can also cause reversal in previously established provisions once final settlement is reached.

The majority of Employee benefit provisions relate to Executive Deferred Compensation Plans.

Other provisions comprise amounts relating to specific contractual or constructive obligations and disputes. Included within Other provisions are amounts associated with long-standing product liability settlements that arose prior to the merger of Astra and Zeneca, which given the nature of the provision, the amounts are expected to be settled over many years. Also included in Other provisions is an amount of $185m (2020: $258m; 2019: $nil), in relation to third-party liability and other risks (including incurred but not yet reported claims) arising on the Group's captive insurance arrangements. The Group revised its presentation of these provisions in 2020; prior to this, the balance had been presented within current Other payables. The claims are considered to be uncertain as to timing and amount and therefore treatment as a provision was deemed more appropriate. Charges to Other provisions in 2021 include $243m in relation to the Post Alexion Acquisition Group Review restructuring programme.

No provision has been released or applied for any purpose other than that for which it was established.